INTEREST BEARING LOANS AND BORROWINGS - Short-term loans and borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Loans and borrowings
Short-term bonds	¥ 5,440,414		¥ 2,411,256
Bank and other loans, current	9,219,330		20,738,030
Current portion of lease liabilities	987,664		828,272
Current portion of medium-term notes and bonds	2,999,599		7,100,711
Current portion of long-term bank and other loans	5,859,115		3,629,014
Current portion of long term borrowings Including bonds	15,286,792		13,969,253
Interest-bearing loans and borrowings	24,506,122	$ 3,845,545	34,707,283
JPY
Loans and borrowings
Interest-bearing loans and borrowings	11,000		15,000
USD
Loans and borrowings
Interest-bearing loans and borrowings	1,333,000		1,312,000
Secured
Loans and borrowings
Bank and other loans, current	513,100		863,738
Guaranteed
Loans and borrowings
Bank and other loans, current			50,000
Unsecured
Loans and borrowings
Bank and other loans, current	¥ 8,706,230		¥ 19,824,292